Related Party Payables (Details) (Acting Director and Chief Executive Officer [Member], USD $)	4 Months Ended
Dec. 31, 2013
Acting Director and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Compensation per month	$ 3,000
Reimbursement expense per month	1,000
Compensation	$ 8,000